Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

January 6, 2012

VIA EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Form N-14

File Nos. 333-178723, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Pre-Effective Amendment No. 1 to the Registrant’s registration statement on
Form N-14 (“PEA 1”) filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended.

PEA 1 amends the registration statement on Form N-14 previously filed on December 23, 2011, and is being filed primarily to include within the body of the prospectus/proxy statement and statement of additional information certain information that is required by Items 5(a), 11, 12, 13 and 14 of Form N-14, as well as to include certain other non-material changes.

The SEC Staff is kindly requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP